UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 6, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2003.

Report for the Calendar Year or Quarter Ended:     December 31, 2001

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 11, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       163,856,000



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ ------- -------- -------

AT&T CORP (SED)                CS               001957109     4535   250000 SH       SOLE                   250000
IMMUNEX CORP                   CS               452528102    21041   759341 SH       SOLE                   759341
ORION POWER                    CS               686286105    20778   796107 SH       SOLE                   796107
PRI AUTOMATION                 CS               69357H106      252    12300 SH       SOLE                    12300
SECURITY CAPITAL GROUP         CS               81413P204    22833   900000 SH       SOLE                   900000
STORAGE USA                    CS               861907103     8479   201400 SH       SOLE                   201400
WILLAMETTE IND                 CS               969133107    85938  1648853 SH       SOLE                  1648853
							   163,856
